Restricted cash and cash equivalents - Summary of Restricted Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Miscellaneous current assets [abstract]
Cash at banks	[1]	₨ 4,674	$ 62	₨ 1,025

[1]	Cash at banks is restricted in use as it relates to unclaimed dividends of ₹ 1,006 million and ₹ 4,654 million ($ 61 million) as at March 31, 2021 and March 31, 2022, respectively. It also includes earmarked escrow amount of ₹ 19 million and ₹ 20 million ($ 0 million) which relates to unclaimed redeemable preference shares as at March 31, 2021 and March 31, 2022, respectively.